UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	11/30/06

The following Form N-Q relates only to Dreyfus Tax Managed Balanced Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Balanced Fund
November 30, 2006 (Unaudited)

Common Stocks--43.3%	Shares	Value ($)

Consumer Discretionary--3.9%
Hilton Hotels	800	26,264
Home Depot	700	26,579
McGraw-Hill Cos.	1,100	73,315
News, Cl. A	1,800	37,080
Target	400	23,236
		186,474
Consumer Staples--10.5%
Altria Group	1,300	109,473
Coca-Cola	1,400	65,562
Estee Lauder Cos., Cl. A	500	20,645
Nestle, ADR	600	52,968
PepsiCo	900	55,773
Procter & Gamble	1,200	75,348
SYSCO	600	21,510
Wal-Mart Stores	700	32,270
Walgreen	1,100	44,539
Whole Foods Market	500	24,400
		502,488
Energy--9.7%
BP, ADR	1,000	68,080
Chevron	1,000	72,320
ConocoPhillips	1,100	74,030
Exxon Mobil	1,600	122,896
Halliburton	600	20,244
Hess	300	15,081
Occidental Petroleum	800	40,272
Total, ADR	700	50,022
		462,945
Financial--8.4%
American Express	600	35,232
Ameriprise Financial	700	37,870
Bank of America	1,200	64,620
Capital One Financial	300	23,364
Citigroup	1,500	74,385
HSBC Holdings, ADR	600 a	55,800
JPMorgan Chase & Co.	1,000	46,280
Merrill Lynch & Co.	700	61,201
		398,752
Health Care--2.8%
Abbott Laboratories	700	32,662
Eli Lilly & Co.	600	32,154
Johnson & Johnson	700	46,137
UnitedHealth Group	500	24,540
		135,493
Industrial--3.7%
Caterpillar	400	24,812
Emerson Electric	500	43,350
General Electric	2,300	81,144
United Technologies	400	25,812
		175,118
Information Technology--2.8%
Automatic Data Processing	600	28,938

Intel			2,800	59,780
Microsoft			1,000	29,330
Yahoo!			600 b	16,194
				134,242
Materials--.7%
Praxair			500	31,200
Transportation--.8%
United Parcel Service, Cl. B			500	38,960
Total Common Stocks
(cost $1,887,322)				2,065,672

Long-Term Municipal	Coupon	Maturity	Principal
Investments--48.5%	Rate (%)	Date	Amount ($)	Value ($)

California--4.4%
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/45	100,000	104,687
Sweetwater Union High School
District Public Financing
Authority, Special Tax Revenue
(Insured; FSA)	5.00	9/1/27	100,000	106,746
Connecticut--2.3%
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/35	100,000	107,844
Georgia--2.2%
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.00	11/1/43	100,000	106,065
Hawaii--2.3%
Kauai County,
GO (Insured; FGIC)	5.00	8/1/29	100,000	107,525
Kansas--4.5%
Butler County Unified School
District Number 490, GO
Improvement (Insured; FSA)	5.00	9/1/29	100,000	107,585
Kansas Development Finance
Authority, Revenue (Kansas
Department of
Administration-Comprehensive
Transportation Program)
(Insured; FGIC)	5.00	11/1/25	100,000	108,588
Kentucky--2.3%
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.25	11/20/25	100,000	110,205
Michigan--2.2%
Michigan Hospital Finance
Authority, HR (Sparrow
Obligated Group) (Insured;
MBIA)	5.00	11/15/36	100,000	106,340
Minnesota--2.2%
Chaska,
Electric Revenue	5.00	10/1/30	100,000	105,585
Nebraska--2.3%
Lincoln,

Electric System Revenue	5.00	9/1/29	100,000	107,203
Nevada--2.2%
Clark County,
Airport System Revenue
(Insured; AMBAC)	5.00	7/1/40	100,000	105,972
New Jersey--2.2%
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hunterdon Medical Center
Issue)	5.13	7/1/35	100,000	106,179
New York--8.9%
Long Island Power Authority,
Electric System General Revenue	5.00	12/1/35	100,000	106,984
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	100,000	108,382
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;
AMBAC)	5.00	2/15/30	100,000	107,113
Westchester Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/45	100,000	102,845
North Carolina--2.2%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue	5.00	1/15/45	100,000	105,349
South Carolina--2.3%
South Carolina Transportation
Infrastructure Bank, Revenue
(Insured; AMBAC)	5.00	10/1/33	100,000	106,699
Texas--4.5%
North Harris County Regional Water
Authority, Senior Lien Revenue
(Insured; MBIA)	5.00	12/15/32	100,000	106,287
Trinity River Authority,
Regional Wastewater System
Revenue (Insured; MBIA)	5.00	8/1/29	100,000	107,222
U.S. Related--1.5%
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	250,000	70,840

Total Long-Term Municipal Investments
(cost $2,215,470)				2,312,245

Short-Term Municipal	Coupon	Maturity	Principal
Investments--6.9%	Rate (%)	Date	Amount ($)	Value ($)

Alaska--2.7%
Valdez,
Marine Terminal Revenue (BP
Pipelines Inc. Project)	3.57	12/1/06	130,000 c	130,000
Colorado--2.1%
Moffat County,
PCR (PacifiCorp Projects)
(Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	3.60	12/1/06	100,000 c	100,000
Texas--2.1%

	Texas Water Development Board,
	State Revolving Fund
	Subordinate Lien Revenue,
	Refunding (Liquidity
	Facility; JPMorgan Chase Bank)	3.61 12/1/06	100,000 c	100,000

	Total Short-Term Municipal Investments
	(cost $330,000)			330,000

	Investment of Cash Collateral
	for Securities Loaned--1.2%		Shares	Value ($)

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $57,000)		57,000 [d]	57,000

	Total Investments (cost $4,489,792)		99.9%	4,764,917
	Cash and Receivables (Net)		.1%	6,295
	Net Assets		100.0%	4,771,212

	ADR - American Depository Receipts
a		All or a portion of these securities are on loan. At November 30, 2006, the total market value of the fund's securities on
		loan is $55,800 and the total market value of the collateral held by the fund is $57,000.
b	Non-income producing security.
c		Securities payable on demand. Variable interest rate--subject to periodic change.
d		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust: - Dreyfus Tax Managed Balanced Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 22, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 22, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)